Exhibit 99.1

SEMI-ANNUAL SERVICER’S CERTIFICATE
Pursuant to Section 4.01(c)(ii) of the Transition Property Servicing Agreement, dated as of April 1, 2022 (the “Servicing Agreement”), between ENTERGY TEXAS, INC., as servicer and ENTERGY TEXAS RESTORATION FUNDING II, LLC, as Issuer, the Servicer does hereby certify, for the  June 15, 2023   Payment Date (the “Current Payment Date”), as follows:
Capitalized terms used herein have their respective meanings as set forth in the Indenture. References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.
1.Allocation of Remittances as of Current Payment Date allocable to principal and interest:
a)Principal

		Aggregate
i.	Tranche A-1	$8,856,070.99
ii.	Tranche A-2	0
iii.	Total:	$8,856,070.99
b)Interest

		Aggregate
i.	Tranche A-1	$1,338,525.86
ii.	Tranche A-2	3,527,862.25
iii.	Total:	$4,866,388.11

2.Outstanding Amount of Bonds prior to, and after giving effect to the payment on the Current Payment Date and the difference, if any, between the Outstanding Amount specified in the Expected Amortization Schedule (after giving effect to payments to be made on such Payment Date under 1a) above) and the Principal Balance to be Outstanding (following payment on Current Payment Date):
a)Principal Balance Outstanding (as of the date of this certification):

		Aggregate
i.	Tranche A-1	$87,743,419.37
ii.	Tranche A-2	190,850,000.00
iii.	Total:	$278,593,419.37

EXHIBIT B

b)Principal Balance to be Outstanding (following payment on Current Payment Date):

		Aggregate
i.	Tranche A-1	$78,887,348.38
ii.	Tranche A-2	190,850,000.00
iii.	Total:	$269,737,348.38

c)Difference between (b) above and Outstanding Amount specified in Expected Amortization Schedule:

		Aggregate
i.	Tranche A-1	$ 0
ii.	Tranche A-2	0
iii.	Total:	$ 0

3.All other transfers to be made on the Current Payment Date, including amounts to be paid to the Indenture Trustee and to the Servicer:
a)Operating Expenses

i.	Trustee Fees and Expenses: (subject to $200,000 cap on Indemnity Amounts per Section 8.02(e)(1))	The Bank of New York Mellon Wire Instructions: The Bank of New York Mellon ABA Number: 021000018 Account Number: 8901245259 Account Name: BNY Mellon – Fee Billing Wire Fees Ref. Invoice Number: 111-2041510	$5,000.00
ii.	Servicing Fee:	Entergy Texas, Inc. Wire Instructions: Capital One, NA New Orleans, LA ABA Number: 065000090 Account Name: ETI - General Fund Account Number: 671548078	$145,425.00
iii.	Administration Fee:	Entergy Texas, Inc. Wire Instructions: Capital One, NA New Orleans, LA ABA Number: 065000090 Account Name: ETI - General Fund Account Number: 671548078	$50,000.00
iv.	Other Operating Expenses:
Wilmington Trust SP Services, Inc.
Wire Instructions:
Wilmington Trust SP Services Inc.
Bank Name: M&T Bank
ABA Number: 031100092
Account Number: 2460-3504
Ref. Invoice Number: DCM000000212868

Standard and Poor’s Ratings Services
Wire instructions:
Bank of America-San Francisco CA
Standard & Poor’s
Account Number: 12334-02500
ABA Number: 0260-0959-3
For invoice No: 11453077
			$5,000.00 $20,000.00
v.	Total:		$225,425.00

b)Other Payments

i.	Operating Expenses (payable pursuant to Section 8.02(e)(4)):	$225,425.00
ii.	Funding of Capital Subaccount (to required amount):	$0
iii.	Interest Earnings on Capital Subaccount and rate of return on capital contribution to Entergy Texas as of 6/6/23: Wire Instructions: Capital One, NA New Orleans, LA ABA Number: 065000090 Account Name: ETI - General Fund Account Number: 671548078	$32,780.73
iv.	Operating Expenses and Indemnity Amounts over $200,000 (payable pursuant to Section 8.02(e)(8)):	$0
v.	Deposit to Excess Funds Subaccount *:	$12,820.89
vi.	Total:	$271,026.62

*This amount assumes that estimated remittances of $653,621.03 covering the period of June 6, 2023 – June 15, 2023 will be deposited into the General Subaccount. The amount that is deposited to the Excess Funds Subaccount may be less/more if remittances to the General Subaccount are lower/higher than such estimated amount.
4.Estimated amounts on deposit in the Capital Subaccount and Excess Funds Subaccount after giving effect to the foregoing payments:
a)Capital Subaccount

i.	Total: $1,454,350.00
b)Excess Funds Subaccount

i.	Total: $2,647,990.28

    IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Servicer’s Certificate this 8th day of June, 2023.
ENTERGY TEXAS, INC.,
as Servicer
By:    /s/ Kevin J. Marino
Name: Kevin J. Marino
Title: Assistant Treasurer